Group statement of changes in equity Statement - USD ($) $ in Millions		Total		Share capital and capital reserves	Treasury shares	Foreign currency translation reserve	Fair value reserves	Profit and loss account		BP shareholders’ equity		Non- controlling interests
Equity outstanding, beginning of period at Dec. 31, 2014	[1]	$ 112,642		$ 43,902	$ (20,719)	$ (3,409)	$ (897)	$ 92,564		$ 111,441		$ 1,201
Profit (loss) for the year	[1]	(6,400)	[2]					(6,482)		(6,482)		82
Other comprehensive income	[1]	(1,818)	[2]			(3,858)	74	2,007		(1,777)		(41)
Total comprehensive income	[1]	(8,218)	[2]			(3,858)	74	(4,475)		(8,259)		41
Dividends		(6,750)	[1],[3]	0				(6,659)	[1],[3]	(6,659)	[1],[3]	(91)	[1],[3]
Share-based payments, net of tax	[1]	656			755			(99)		656
Share of equity-accounted entities’ changes in equity, net of tax	[1]	40						40		40
Transactions involving non-controlling interests, net of tax	[1]	17						(3)		(3)		20
Equity outstanding, end of period at Dec. 31, 2015	[1]	98,387		43,902	(19,964)	(7,267)	(823)	81,368		97,216		1,171
Profit (loss) for the year	[1]	172	[2]					115		115		57
Other comprehensive income	[1]	(988)	[2]			389	(330)	(1,020)		(961)		(27)
Total comprehensive income	[1]	(816)	[2]			389	(330)	(905)		(846)		30
Dividends		(4,718)	[1],[3]	0				(4,611)	[1],[3]	(4,611)	[1],[3]	(107)	[1],[3]
Share-based payments, net of tax	[1]	2,991		2,220	1,521			(750)		2,991
Share of equity-accounted entities’ changes in equity, net of tax	[1]	106						106		106
Transactions involving non-controlling interests, net of tax	[1]	893						430		430		463
Equity outstanding, end of period at Dec. 31, 2016	[1]	96,843		46,122	(18,443)	(6,878)	(1,153)	75,638		95,286		1,557
Profit (loss) for the year	[1]	3,468	[2]					3,389		3,389		79
Other comprehensive income	[1]	5,016	[2]			1,722	410	2,832		4,964		52
Total comprehensive income	[1]	8,484	[2]			1,722	410	6,221		8,353		131
Dividends		(6,294)	[1],[3]	0				(6,153)	[1],[3]	(6,153)	[1],[3]	(141)	[1],[3]
Repurchase of ordinary share capital		(343)	[1]	0				(343)	[1]	(343)	[1]
Share-based payments, net of tax	[1]	687		0	1,485			(798)		687
Share of equity-accounted entities’ changes in equity, net of tax	[1]	215						215		215
Transactions involving non-controlling interests, net of tax	[1]	812						446		446		366
Equity outstanding, end of period at Dec. 31, 2017	[1]	$ 100,404		$ 46,122	$ (16,958)	$ (5,156)	$ (743)	$ 75,226		$ 98,491		$ 1,913

[1]	See Note 30 for further information.
[2]	See Note 30 for further information.
[3]	See Note 8 for further information.